Long-Term Investments (Tables)	6 Months Ended
Mar. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of long-term investments
	March 31, 2022	September 30, 2021
Huashang Micro Finance Co.	$5,994,353	$5,897,508
Longwan Rural Commercial Bank	7,095,735	6,981,097
Wenzhou Longlian Development Co., Ltd	1,314,562	1,293,323
Total	$14,404,650	$14,171,928